Financial Instruments and Risk Management - Summary of Contractually Agreed Cash Flows in Respect of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivatives-Analysed by Earliest Payment Date [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	£ 1,210	£ 1,174	£ 1,187
Derivatives-Analysed by Earliest Payment Date [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,026	1,126	1,166
Derivatives-Analysed by Earliest Payment Date [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(3,366)	(1,673)	(1,338)
Derivatives-Analysed by Earliest Payment Date [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	3,550	1,721	1,359
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	180	297	281
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	140	291	268
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(547)	(576)	(250)
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	587	582	263
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	152	198	382
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	156	198	371
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(446)		(27)
Derivatives-Analysed by Earliest Payment Date [Member] | 2019 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	442		38
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	166	114	62
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	143	114	60
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(29)		(836)
Derivatives-Analysed by Earliest Payment Date [Member] | 2020 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	52		838
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	184	104	80
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	161	104	81
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(29)		(18)
Derivatives-Analysed by Earliest Payment Date [Member] | 2021 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	52		17
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	376	123	(15)
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	291	123
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(2,149)		(180)
Derivatives-Analysed by Earliest Payment Date [Member] | 2023 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	2,234		165
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	152	338	397
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	135	296	386
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(166)	(1,097)	(27)
Derivatives-Analysed by Earliest Payment Date [Member] | 2018 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	183	1,139	38
Derivatives-Analysed Based on Holding Instrument to Maturity [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,210	1,174	1,187
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,026	1,126	1,166
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(3,366)	(1,673)	(1,338)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	3,550	1,721	1,359
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	131	98	104
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	91	92	91
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(547)	(576)	(250)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	587	582	263
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	107	92	99
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	85	92	88
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(47)		(27)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2019 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	69		38
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	101	88	92
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	80	88	90
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(47)		(836)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2020 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	68		838
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	101	83	83
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	80	83	84
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(47)		(18)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2021 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	68		17
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	662	679	710
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	599	679	725
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(2,512)		(180)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2023 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	2,575		165
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	108	134	99
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member] | Net Settled [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	91	92	88
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member] | Gross Settled Inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(166)	(1,097)	(27)
Derivatives-Analysed Based on Holding Instrument to Maturity [Member] | 2018 [Member] | Gross Settled Outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	£ 183	£ 1,139	£ 38